Investment in Trust Account	12 Months Ended
Jun. 30, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
Note 9 —Investment in Trust Account

Subsequent to the Offering, an amount of $64,640,000, of the net proceeds of the Offering was deposited in an interest-bearing trust account and invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 180 days or less until the earlier of (i) the consummation of a Business Combination or (ii) liquidation of the Company.
Investments at June 30, 2011 consist of the following:

	Cost	Gross Unrealized Holding Gain	Fair Value
Fixed income securities:
U.S. Treasury Securities	$64,635,569	$34,822	$64,670,391